Segment Reporting (Details) - Schedule of revenue and expenses for the period and assets and liabilities - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cannabinoid Products [Member]
Segment Reporting (Details) - Schedule of revenue and expenses for the period and assets and liabilities [Line Items]
Cost of sales		$ (174,294)
Other revenue	1,013,757	97
Other expenses	(3,683,810)	(2,161,705)
Loss before tax	(2,670,052)	(2,335,902)
Segment assets	53,557,517	697,073
Segment liabilities	(383,643)	(155,467)
Psychedelic products [Member]
Segment Reporting (Details) - Schedule of revenue and expenses for the period and assets and liabilities [Line Items]
Cost of sales
Other revenue
Other expenses	(971,459)	(280,045)
Loss before tax	(971,459)	(280,045)
Segment assets	140,418	7,374
Segment liabilities	(94,505)	(11,000)
Corporate [Member]
Segment Reporting (Details) - Schedule of revenue and expenses for the period and assets and liabilities [Line Items]
Cost of sales
Other revenue	120,990	783,191
Other expenses	(5,008,494)	(3,412,118)
Loss before tax	(4,887,504)	(2,628,927)
Segment assets	41,522,251	19,314,107
Segment liabilities	(822,954)	(381,315)
Consolidated [Member]
Segment Reporting (Details) - Schedule of revenue and expenses for the period and assets and liabilities [Line Items]
Cost of sales		(174,294)
Other revenue	1,134,748	783,288
Other expenses	(9,663,763)	(5,853,868)
Loss before tax	(8,529,015)	(5,244,874)
Segment assets	95,220,186	20,018,554
Segment liabilities	$ (1,301,102)	$ (547,782)